CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 98,732	$ 182,697
Deposits, prepayment and other receivables (note 4)	3,131	2,450
Total current assets	101,863	185,147
Property, plant and equipment, net (note 5)	0	60
Intangible assets	438	438
Total assets	102,301	185,645
Current liabilities
Other payables and accruals (note 6)	1,120	1,569
Tax payable	11,026	10,186
Total current liabilities	12,146	11,755
Total liabilities	12,146	11,755
Commitments and contingencies (note 9)
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2020 and 2021, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	64,035	147,770
Total shareholders' equity	90,155	173,890
Total liabilities and shareholders' equity	$ 102,301	$ 185,645